Quarterly Financial Data (unaudited) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Quarterly Financial Information Disclosure [Abstract]
Revenue	$ 529	$ 832	$ 638	$ 1,782	$ 1,287	$ 386	$ 669	$ 507	$ 3,781	$ 2,849	$ 1,754
Gross Profit	215	426	360	776	473	318	545	312	1,777	1,648	1,266
Net loss	$ (72,799)	$ (51,475)	$ (44,068)	$ (42,593)	$ (45,717)	$ (39,184)	$ (12,676)	$ (40,562)	$ (210,935)	$ (138,139)	$ (138,187)
Basic net loss per share (in dollars per share)	$ (0.37)	$ (0.27)	$ (0.23)	$ (0.22)	$ (0.24)	$ (0.20)	$ (0.07)	$ (0.21)
Diluted net loss per share (in dollars per share)	$ (0.37)	$ (0.27)	$ (0.23)	$ (0.22)	$ (0.24)	$ (0.20)	$ (0.07)	$ (0.21)
Weighted average of common shares outstanding (in shares)	194,378,154	193,663,150	193,663,150	193,663,150	193,663,150	193,663,150	193,663,150	193,663,150	194,378,154	193,663,150	193,663,150